Cover Page Cover Page	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	M/I HOMES, INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-12434
Entity Tax Identification Number	31-1210837
Entity Address, Address Line One	4131 Worth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	614
Local Phone Number	418-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $.01
Trading Symbol	MHO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000799292
Amendment Flag	false